Taxation - Current and deferred income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxation
Current income tax expense	¥ 4,044	¥ 828	¥ 269
Deferred income tax expense	97,127	24,740	22
Income tax expense	¥ 101,171	¥ 25,568	¥ 291